Schedule of Investments (unaudited) June 30, 2020	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Howmet Aerospace Inc.	7,623	$120,825

Aluminum — 0.7%
Kaiser Aluminum Corp.	1,542	113,522

Building Products — 6.6%
Advanced Drainage Systems Inc.	2,676	132,195
Apogee Enterprises Inc.	4,961	114,302
Armstrong World Industries Inc.	1,526	118,967
Builders FirstSource Inc.(a)	5,556	115,009
Gibraltar Industries Inc.(a)	2,540	121,945
Insteel Industries Inc.	6,197	118,177
Owens Corning	2,238	124,791
Simpson Manufacturing Co. Inc.	1,398	117,935
Trex Co. Inc.(a)	1,046	136,053

		1,099,374

Commodity Chemicals — 4.1%
AdvanSix Inc.(a)	8,295	97,383
Hawkins Inc.	3,003	127,868
LyondellBasell Industries NV, Class A	1,747	114,813
Olin Corp.	9,004	103,456
Tredegar Corp.	7,428	114,391
Westlake Chemical Corp.	2,245	120,444

		678,355

Construction & Engineering — 11.8%
AECOM(a)	2,878	108,155
Aegion Corp.(a)	7,386	117,216
Argan Inc.	3,181	150,716
Construction Partners Inc., Class A(a)(b)	6,541	116,168
Emcor Group Inc.	1,852	122,491
Fluor Corp.	9,291	112,235
Granite Construction Inc.	6,101	116,773
Great Lakes Dredge & Dock Corp.(a)	12,819	118,704
Jacobs Engineering Group Inc.	1,468	124,486
MasTec Inc.(a)(b)	2,779	124,694
MYR Group Inc.(a)	4,002	127,704
NV5 Global Inc.(a)	2,430	123,517
Primoris Services Corp.	6,980	123,965
Quanta Services Inc.	3,086	121,064
Tutor Perini Corp.(a)	10,032	122,190
Valmont Industries Inc.	1,046	118,846

		1,948,924

Construction Machinery & Heavy Trucks — 3.6%
Astec Industries Inc.	2,694	124,759
Greenbrier Companies Inc. (The)	4,949	112,590
Oshkosh Corp.	1,566	112,157
Terex Corp.	6,338	118,964
Trinity Industries Inc.	5,796	123,397

		591,867

Construction Materials — 2.9%
Eagle Materials Inc.	1,709	120,006
Martin Marietta Materials Inc.	580	119,810
Summit Materials Inc., Class A(a)	7,350	118,188
Vulcan Materials Co.	1,054	122,106

		480,110

Distributors — 0.8%
Pool Corp.	505	137,294

Security	Shares	Value

Diversified Chemicals — 0.7%
Eastman Chemical Co.	1,700	$118,388

Diversified Metals & Mining — 0.7%
Compass Minerals International Inc.	2,484	121,095

Electric Utilities — 18.8%
Alliant Energy Corp.	2,700	129,168
American Electric Power Co. Inc.	1,599	127,344
Avangrid Inc.	3,057	128,333
Duke Energy Corp.	1,528	122,072
Edison International	2,246	121,980
El Paso Electric Co.	2,019	135,273
Entergy Corp.	1,318	123,641
Evergy Inc.	2,168	128,541
Eversource Energy	1,580	131,567
Exelon Corp.	3,389	122,987
FirstEnergy Corp.	3,160	122,545
Hawaiian Electric Industries Inc.	3,447	124,299
Idacorp Inc.	1,453	126,949
MGE Energy Inc.	1,980	127,730
NextEra Energy Inc.	537	128,971
NRG Energy Inc.	3,725	121,286
OGE Energy Corp.	4,070	123,565
Otter Tail Corp.	3,140	121,801
PG&E Corp.(a)	10,924	96,896
Pinnacle West Capital Corp.	1,723	126,279
PNM Resources Inc.	3,217	123,661
Portland General Electric Co.	2,875	120,204
PPL Corp.	4,553	117,649
Southern Co. (The)	2,340	121,329
Xcel Energy Inc.	2,095	130,937

		3,105,007

Environmental & Facilities Services — 0.7%
Tetra Tech Inc.	1,555	123,032

Forest Products — 0.8%
Boise Cascade Co.	3,447	129,642

Gas Utilities — 6.8%
Atmos Energy Corp.	1,308	130,251
Chesapeake Utilities Corp.	1,519	127,596
National Fuel Gas Co.	3,218	134,931
New Jersey Resources Corp.	3,780	123,417
Northwest Natural Holding Co.	2,133	119,000
ONE Gas Inc.	1,647	126,901
South Jersey Industries Inc.	4,792	119,752
Southwest Gas Holdings Inc.	1,734	119,733
Spire Inc.	1,841	120,972

		1,122,553

Home Furnishings — 0.7%
Leggett & Platt Inc.	3,521	123,763

Independent Power Producers & Energy Traders — 0.7%
Vistra Energy Corp.	6,553	122,017

Industrial Conglomerates — 0.7%
Carlisle Companies Inc.	952	113,926

Industrial Machinery — 1.5%
EnPro Industries Inc.	2,441	120,317
Mueller Industries Inc.	4,580	121,736

		242,053

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 11.5%
Ameren Corp.	1,809	$127,281
Avista Corp.	3,449	125,509
Black Hills Corp.	2,206	124,992
CenterPoint Energy Inc.	7,494	139,913
CMS Energy Corp.	2,301	134,424
Consolidated Edison Inc.	1,815	130,553
Dominion Energy Inc.	1,622	131,674
DTE Energy Co.	1,191	128,033
MDU Resources Group Inc.	5,469	121,302
NiSource Inc.	5,453	124,001
NorthWestern Corp.	2,177	118,690
Public Service Enterprise Group Inc.	2,557	125,702
Sempra Energy	1,022	119,809
Unitil Corp.	2,714	121,642
WEC Energy Group Inc.	1,473	129,109

		1,902,634

Oil & Gas Storage & Transportation — 4.2%
Antero Midstream Corp.	24,207	123,456
EnLink Midstream LLC	40,107	97,861
Equitrans Midstream Corp.	14,627	121,550
Kinder Morgan Inc./DE	8,180	124,091
ONEOK Inc.	3,015	100,158
Williams Companies Inc. (The)	6,470	123,059

		690,175

Railroads — 3.0%
CSX Corp.	1,822	127,066
Kansas City Southern	841	125,553
Norfolk Southern Corp.	704	123,601
Union Pacific Corp.	739	124,943

		501,163

Specialized REITs — 0.8%
Weyerhaeuser Co.	5,586	125,462

Specialty Chemicals — 2.2%
Ingevity Corp.(a)	2,259	118,756
PolyOne Corp.	4,534	118,927
PQ Group Holdings Inc.(a)	9,109	120,603

		358,286

Steel — 7.0%
Allegheny Technologies Inc.(a)	10,785	109,899
Carpenter Technology Corp.	4,469	108,507
Cleveland-Cliffs Inc.	20,189	111,443
Commercial Metals Co.	6,541	133,436
Haynes International Inc.	4,854	113,390
Nucor Corp.	2,877	119,137

Security	Shares	Value

Steel (continued)
Reliance Steel & Aluminum Co.	1,283	$121,795
Steel Dynamics Inc.	4,489	117,118
U.S. Steel Corp.(b)	12,838	92,690
Worthington Industries Inc.	3,692	137,712

		1,165,127

Trading Companies & Distributors — 1.4%
BMC Stock Holdings Inc.(a)	4,793	120,496
H&E Equipment Services Inc.	6,259	115,666

		236,162

Water Utilities — 6.4%
American States Water Co.	1,659	130,447
American Water Works Co. Inc.	1,039	133,678
Cadiz Inc.(a)	12,244	124,399
California Water Service Group	2,822	134,609
Essential Utilities Inc.	2,994	126,467
Middlesex Water Co.	1,955	131,337
SJW Group	2,096	130,183
York Water Co. (The)	2,919	139,995

		1,051,115

Total Common Stocks — 99.8% (Cost: $15,703,587)		16,521,871

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(d)(e)	30,072	30,111
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(c)(d)	20,000	20,000

		50,111

Total Short-Term Investments — 0.3% (Cost: $50,087)		50,111

Total Investments in Securities — 100.1% (Cost: $15,753,674)		16,571,982

Other Assets, Less Liabilities — (0.1)%		(15,824)

Net Assets — 100.0%		$16,556,158

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® U.S. Infrastructure ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	114,480	(84,408)	30,072	$30,111	$523	(b)	$125		$(25)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	10,000	20,000	20,000	5		—		—

				$50,111	$528		$125		$(25)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$16,521,871	$—	$—	$16,521,871
Money Market Funds	50,111	—	—	50,111

	$16,571,982	$—	$—	$16,571,982

3